Property, plant and equipment, net (Details) - Schedule of property, plant and equipment, net acquisition cost - MXN ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 31, 2019
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment, net acquisition cost [Line Items]
Acquisition cost, Beginning balance	$ 305,874	$ 123,249
Acquisition cost, Additions	619,279	182,625
Acquisition cost, Disposals	(19,313)
Acquisition cost, Ending balance	905,840	305,874
Land [Member]
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment, net acquisition cost [Line Items]
Acquisition cost, Beginning balance	47,124
Acquisition cost, Additions	2,132	47,124
Acquisition cost, Disposals
Acquisition cost, Ending balance	49,256	47,124
Molds [Member]
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment, net acquisition cost [Line Items]
Acquisition cost, Beginning balance	41,269	37,515
Acquisition cost, Additions	85,049	3,754
Acquisition cost, Disposals	(22)
Acquisition cost, Ending balance	126,296	41,269
Vehicles [Member]
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment, net acquisition cost [Line Items]
Acquisition cost, Beginning balance	1,602	1,602
Acquisition cost, Additions	28,740
Acquisition cost, Disposals	(17,235)
Acquisition cost, Ending balance	13,107	1,602
Computers and equipment [Member]
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment, net acquisition cost [Line Items]
Acquisition cost, Beginning balance	66,823	59,640
Acquisition cost, Additions	3,273	7,183
Acquisition cost, Disposals	(2,056)
Acquisition cost, Ending balance	68,040	66,823
Leasehold improvements [Member]
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment, net acquisition cost [Line Items]
Acquisition cost, Beginning balance	29,882	24,492
Acquisition cost, Additions	4,426	5,390
Acquisition cost, Disposals
Acquisition cost, Ending balance	34,308	29,882
Construction in progress [Member]
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment, net acquisition cost [Line Items]
Acquisition cost, Beginning balance	119,174
Acquisition cost, Additions	169,015	119,174
Acquisition cost, Disposals
Acquisition cost, Ending balance	288,189	119,174
Buildings [Member]
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment, net acquisition cost [Line Items]
Acquisition cost, Beginning balance
Acquisition cost, Additions	326,644
Acquisition cost, Disposals
Acquisition cost, Ending balance	$ 326,644